Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Time charter revenues	$ 35,046	$ 55,497	$ 40,825
Voyage charter revenues	2,269	0	0
Total operating revenues	37,315	55,497	40,825
Operating expenses
Voyage expenses and commission	4,323	2,020	1,151
Ship operating expenses	7,608	7,830	5,211
Administrative expenses	4,259	3,528	3,018
Depreciation	11,117	11,079	7,887
Total operating expenses	27,307	24,457	17,267
Net operating income	10,008	31,040	23,558
Other income (expenses)
Interest income	106	36	46
Interest expense	(3,765)	(3,529)	(2,880)
Other financial items	(467)	(489)	(579)
Net other expenses	(4,126)	(3,982)	(3,413)
Net income from continuing operations	5,882	27,058	20,145
Net (loss) income from discontinued operations	(59,311)	5,594	18,412
Net (loss) income	$ (53,429)	$ 32,652	$ 38,557
Per share information:
Earnings per share from continuing operations: basic	$ 0.24	$ 1.11	$ 1.05
Earnings per share from continuing operations: diluted	$ 0.24	$ 1.10	$ 1.05
(Loss) earnings per share from discontinued operations: basic	$ (2.43)	$ 0.23	$ 0.97
(Loss) earnings per share from discontinued operations: diluted	$ (2.41)	$ 0.23	$ 0.97
(Loss) earnings per share: basic	$ (2.19)	$ 1.34	$ 2.02
(Loss) earnings per share: diluted	$ (2.17)	$ 1.33	$ 2.02
Cash distributions per share declared	$ 1.20	$ 2.00	$ 1.70